Decommissioning liability (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of the decommissioning liability [Abstract]
Balance, beginning of year	CAD 40,992	CAD 44,575
Accretion expense	951	915
Property acquisitions	751	0
Liabilities incurred	2,175	2,193
Change in estimates	(2,665)	(1,165)
Effect of change in risk-free rate and inflation rate factor	5,899	(3,669)
Liabilities settled	1,190	1,857
Balance, end of year	CAD 46,913	CAD 40,992